10. ROYALTY OBLIGATIONS	6 Months Ended
Jun. 30, 2013
Royalty Obligations
ROYALTY OBLIGATIONS

The Parkinson’s Institute – ARRAYIT SCIENTIFIC SOLUTIONS, INC.

Pursuant to an agreement dated February 9, 2009 between the Company, and The Parkinson's Institute, a California Corporation, Arrayit Scientific Solutions, Inc. is obligated to make payments, of 5% of gross earnings generated from Research derived from the biological specimens from Parkinson's disease patients and control patients provided by the Parkinson's Institute.

There were no revenues generated during the fiscal periods ended June 30, 2013 and hence no obligation to pay any royalties to the Parkinson’s Institute.